Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
REVENUE	$ 2,004,974	$ 1,001,251	$ 3,464,534	$ 2,006,690	$ 4,301,004	$ 2,648,108
COST OF REVENUE	1,457,905	975,284	2,608,488	1,868,193	4,119,446	2,747,343
GROSS INCOME (LOSS)	547,069	25,967	856,046	138,497	181,558	(99,235)
OPERATING EXPENSES
Sales and Marketing	1,150,064	800,446	2,088,324	1,755,799	3,440,498	2,854,959
Research and Development	483,844	761,258	928,378	1,646,229	2,643,048	2,663,633
General and Administrative	1,019,352	925,390	2,055,296	1,999,428	3,908,976	3,998,086
TOTAL OPERATING EXPENSES	2,653,260	2,487,094	5,071,998	5,401,456	9,992,522	9,516,678
OPERATING LOSS	(2,106,191)	(2,461,127)	(4,215,952)	(5,262,959)	(9,810,964)	(9,615,913)
INTEREST EXPENSE AND OTHER NON-CASH FINANCING EXPENSE	1,117,292	2,721,496	2,167,877	3,069,776	2,446,260	5,703,963
MARK-TO-MARKET WARRANT EXPENSE	650,501	1,425,697	2,046,627	1,585,218	2,319,058	570
INDUCEMENT TO CONVERT DEBT AND WARRANTS						424,335
SHARE PRICE / CONVERSION ADJUSTMENT		2,278,986		2,119,465	3,704,683
OTHER (INCOME) EXPENSE	(292,736)		(292,736)	14,375	(28,333)	(34,999)
NET LOSS	(3,581,248)	(8,887,306)	(8,137,720)	(12,051,793)	(18,252,632)	(15,709,782)
LESS: CUMULATIVE UNPAID PREFERRED DIVIDENDS	(117,809)	(33,778)	(232,751)	(33,778)	(260,233)	(48,409)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (3,699,057)	$ (8,921,084)	$ (8,370,471)	$ (12,085,571)	$ (18,512,865)	$ (15,758,191)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and fully diluted	2,797,555	1,630,999	2,627,357	1,441,836	1,771,736	755,833
Net loss per common share - basic and fully diluted	$ (1.32)	$ (5.47)	$ (3.19)	$ (8.38)	$ (10.45)	$ (20.85)